Other operating expenses - Summary of Cumulative Number of Shares Allocated On Variable Compensation (Detail)		12 Months Ended
		Dec. 31, 2025 shares € / shares		Dec. 31, 2024 shares		Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		34,972,495		31,871,903		23,235,234
Number of shares conditionally granted as variable compensation		7,941,585		8,145,463	[1]	7,932,942	[1]
Number of shares allocated		717,752	[2]	2,303,452	[3]	2,816,049	[3]
Number of shares forfeited		(329,364)		(557,116)		(670,441)
Number of shares vested		(11,047,076)		6,791,207		1,441,881
Ending balance		32,255,392		34,972,495		31,871,903
2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		6,502,517		12,585,364		13,787,592
Number of shares conditionally granted as variable compensation		0
Number of shares allocated	[2]	0		3,784		16,864
Number of shares forfeited		0		(177,945)		(437,677)
Number of shares vested		(6,502,517)		5,908,686		747,687
Ending balance		0		6,502,517		12,585,364
Average share price used for grant in EUR | € / shares	[3]	€ 3.293
2021 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	1.625
2021 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	€ 3.978
2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		9,109,659		9,923,386		9,447,642
Number of shares conditionally granted as variable compensation		0
Number of shares allocated	[2]	0		19,342		1,321,701
Number of shares forfeited		(51,727)		(132,531)		(182,796)
Number of shares vested		(4,199,782)		700,538		663,161
Ending balance		4,858,150		9,109,659		9,923,386
Average share price used for grant in EUR | € / shares	[3]	€ 4.491
2022 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	3.341
2022 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	€ 5.061
2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		10,349,280		9,363,153
Number of shares conditionally granted as variable compensation		0				7,932,942
Number of shares allocated	[2]	3,303		1,386,948		1,511,212
Number of shares forfeited		(133,432)		(246,640)		(49,968)
Number of shares vested		(82,469)		154,181		31,033
Ending balance		10,136,682		10,349,280		9,363,153
Average share price used for grant in EUR | € / shares	[3]	€ 4.833
2023 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	3.555
2023 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	€ 4.524
2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		9,011,039
Number of shares conditionally granted as variable compensation		0		8,145,463
Number of shares allocated	[2]	113,905		893,378
Number of shares forfeited		(144,205)		0
Number of shares vested		(252,971)		27,802
Ending balance		8,727,768		9,011,039
Average share price used for grant in EUR | € / shares	[3]	€ 5.262
2024 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	3.71
2024 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	€ 6.3268
2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted as variable compensation		7,941,585
Number of shares allocated	[2]	600,544
Number of shares forfeited		0
Number of shares vested		(9,337)
Ending balance		8,532,792
Average share price used for grant in EUR | € / shares	[3]	€ 5.771
2025 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	3.706
2025 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	[4]	€ 6.9861

[1]	The at-target number of shares that were conditionally granted as variable compensation for the plan year.
[2]	Shares that are already allocated during a plan year, are a combination of shares as part of fixed compensation or a sign-on arrangement (e.g. the [893,378] shares allocated during the calendar year 2025 in relation to the 2025 plan year). Shares that are allocated in the calendar year after a plan year, concerns the difference between the conditionally granted shares for that plan year and the actual number of shares which have been allocated as variable compensation (e.g. the [1,386,948] share correction during 2025 for the 2024 plan year). This number can therefore be positive or negative. Shares allocated during a calendar year in relation to earlier plan years are backdated corrections to the administration (e.g. during 2025 a correction of [19,342] shares was made in relation to the 2023 plan year).
[3]	Shares that are already allocated during a plan year are a combination of shares as part of fixed compensation or a sign-on arrangement (e.g. the 600,544 shares allocated during the calendar year 2025 in relation to the 2025 plan year). Shares that are allocated in the calendar year after a plan year, concern the difference between the conditionally granted shares for that plan year and the actual number of shares that have been allocated as variable compensation (e.g. the 113,905 share correction during 2025 for the 2024 plan year). This number can therefore be positive or negative. Shares allocated during a calendar year in relation to earlier plan years are backdated corrections to the administration (e.g. during 2025, a correction of 3,303 shares was made in relation to the 2023 plan year).
[4]	These fair values are adjusted for expected dividend (when the participants are not eligible during the deferral period) and for the impact of relative total shareholder return as performance indicator for variable compensation (where applicable).